SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value [Member]
Cash and cash equivalents	$ 18,938,000	$ 21,983,000
Corporate bond	530,000	547,000
Total	19,468,000	22,530,000
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	18,938,000	21,983,000
Corporate bond
Total	18,938,000	21,983,000
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Corporate bond	530,000	547,000
Total	530,000	547,000
Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents
Corporate bond
Total